Income Taxes - Schedule of Pretax From Continuing Operations (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Book Income			$ (468,900)	$ (158,656)
Depreciation			(300)
Contributed Services				143,820
Non-Deductible Expenses				709
Meals & Entertainment			2,500
Stock for Expense Accounts			21,000
Contributed Interest Expense			900
Gain/Loss on settlement of debt through equity			(400)
Deferred Rent
Accrued Payroll			115,200
Related Party Interest
Contingent Liability			31,500
Valuation allowance			298,500	14,127
Income tax expense benefit		$ 50